Property and equipment - Disclosure of changes in property and equipment (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Property and equipment
Opening balance	$ 311,712
Additions		$ 101,330
Ending balance	279,132	311,712
Cost
Property and equipment
Opening balance	901,547	837,048
Additions	140,620
Disposals		36,831
Ending balance	1,042,167	901,547
Accumulated depreciation
Property and equipment
Opening balance	(589,835)	(419,752)
Depreciation	173,200	199,658
Disposals	(29,575)
Ending balance	(763,035)	(589,835)
Computer equipment
Property and equipment
Opening balance	74,857
Additions		46,254
Ending balance	73,842	74,857
Computer equipment | Cost
Property and equipment
Opening balance	188,308	143,853
Additions	43,012
Disposals		1,799
Ending balance	231,320	188,308
Computer equipment | Accumulated depreciation
Property and equipment
Opening balance	(113,451)	(77,462)
Depreciation	44,027	37,788
Disposals	(1,799)
Ending balance	(157,478)	(113,451)
Computer software
Property and equipment
Opening balance	455
Ending balance		455
Computer software | Cost
Property and equipment
Opening balance	5,129	5,129
Ending balance	5,129	5,129
Computer software | Accumulated depreciation
Property and equipment
Opening balance	(4,674)	(2,964)
Depreciation	455	1,710
Ending balance	(5,129)	(4,674)
Office furniture and equipment
Property and equipment
Opening balance	28,052
Additions		14,000
Ending balance	102,195	28,052
Office furniture and equipment | Cost
Property and equipment
Opening balance	114,933	109,578
Additions	92,597
Disposals		8,645
Ending balance	207,530	114,933
Office furniture and equipment | Accumulated depreciation
Property and equipment
Opening balance	(86,881)	(80,184)
Depreciation	18,454	15,342
Disposals	(8,645)
Ending balance	(105,335)	(86,881)
LRIP equipment
Property and equipment
Opening balance	76,223
Additions		41,076
Ending balance	36,154	76,223
LRIP equipment | Cost
Property and equipment
Opening balance	138,734	97,658
Ending balance	138,734	138,734
LRIP equipment | Accumulated depreciation
Property and equipment
Opening balance	(62,511)	(25,751)
Depreciation	40,069	36,760
Ending balance	(102,580)	(62,511)
R&D equipment
Property and equipment
Opening balance	65,135
Ending balance	35,556	65,135
R&D equipment | Cost
Property and equipment
Opening balance	213,417	239,804
Additions	5,011
Disposals		26,387
Ending balance	218,428	213,417
R&D equipment | Accumulated depreciation
Property and equipment
Opening balance	(148,282)	(135,124)
Depreciation	34,590	32,289
Disposals	(19,131)
Ending balance	(182,872)	(148,282)
Leasehold improvements
Property and equipment
Opening balance	52,756
Ending balance	31,385	52,756
Leasehold improvements | Cost
Property and equipment
Opening balance	131,792	131,792
Ending balance	131,792	131,792
Leasehold improvements | Accumulated depreciation
Property and equipment
Opening balance	(79,036)	(57,665)
Depreciation	21,371	21,371
Ending balance	(100,407)	(79,036)
Sales demo equipment
Property and equipment
Opening balance	14,234
Ending balance		14,234
Sales demo equipment | Cost
Property and equipment
Opening balance	109,234	109,234
Ending balance	109,234	109,234
Sales demo equipment | Accumulated depreciation
Property and equipment
Opening balance	(95,000)	(40,602)
Depreciation	14,234	54,398
Ending balance	$ (109,234)	$ (95,000)